Basis of preparation (Tables)	12 Months Ended
Aug. 31, 2021
Basis of preparation
Schedule of significant subsidiaries

Details of the Company’s significant subsidiaries at the end of the reporting period are set out below.

		Country of
		incorporation and	Proportion of ownership
Name of subsidiary	Principal activity	operation	held by the Company
7858078 Canada Inc.	Owns an electric boat rental center	Canada	100%
Electric Boat Rental Ltd.	Operates an electric boat rental center	United States	100%